Acquisition (Tables)	6 Months Ended
Sep. 30, 2012
Acquisition [Abstract]
Schedule of business acquisitions

Cash	$1,430
Less: Accounts payable and accrued liabilities	(123,536)
Less: Due to related parties	(526,020)
Less: Promissory note in connection with the RTO	(4,003,255)
Net liabilities acquired	$(4,651,381)